Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Current:
Federal	$ (79)	$ 3	$ (352)
State	(461)	50	58
Other foreign	12,616	3,678	9,407
Total current	12,076	3,731	9,113
Deferred:
Federal and state			(308)
Other foreign	(2,162)	(1,287)	(2,156)
Total deferred	(2,162)	(1,287)	(2,464)
Total income tax provision	$ 9,914	$ 2,444	$ 6,649